Contingent liabilities and other financial commitments	12 Months Ended
Dec. 31, 2025
Contingencies And Other Financial Commitments [Abstract]
Contingent liabilities and other financial commitments	Contingent Liabilities and Other Financial CommitmentsContingent Liabilities
Our contingent liabilities include, but are not limited to, intellectual property disputes and contractual disputes regarding, among other things, the interpretation of each party’s obligations or the amounts payable under the respective agreements, product-related disputes and actions by or on behalf of our shareholders.
From time to time, in the normal course and conduct of our business, we may be involved in proceedings with third parties about considering, for example, the use and/or remuneration for use of such third party’s intellectual property. As of December 31, 2025, none of the intellectual property-related considerations outlined below, of which we have either been notified, or for which potential claims could be brought against us or our subsidiaries in the future, fulfill the criteria for recording a provision.
We are subject to an increasing number of product-related disputes. Our product liability claims often involve highly complex issues related to medical causation, correctness and completeness of product information
(Summary of Product Characteristics/package leaflet) as well as label warnings and reliance thereon, scientific evidence and findings, actual and provable defectiveness and injury, and other matters. These complexities vary from matter to matter. As of December 31, 2025, none of these claims fulfill the criteria for recording a provision.
We are currently subject to certain claims by or on behalf of our shareholders. As of December 31, 2025, these claims do not fulfill the criteria for recording a provision.
Substantially all of our contingent liabilities are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss can be complex. Consequently, we are unable to estimate the range of reasonably possible loss. Our assessments, which result from a complex series of judgments about future events and uncertainties, are based on estimates and assumptions that have been deemed reasonable by management, but that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions. We currently do not believe that any of these matters will have a material adverse effect on our financial position, and will continue to monitor the status of these and other claims that may arise. However, we could incur judgments, enter into settlements or revise our expectations regarding the outcome of matters, which could have a material adverse effect on our results of operations and/or our cash flows in the period in which the amounts are accrued or paid. We will continue to evaluate whether, if circumstances were to change in the future, the recording of a provision may be needed and whether potential indemnification entitlements exist against any such claim.
Certain pending matters to which we are a party are discussed below.
Moderna Proceedings
Germany
Infringement Proceedings – EP’949 and EP’565
In August 2022, Moderna filed a lawsuit against us and Pfizer and our wholly owned subsidiaries, BioNTech
Manufacturing GmbH, BioNTech Europe GmbH and BioNTech Manufacturing Marburg GmbH, Pfizer
Manufacturing Belgium NV, Pfizer Ireland Pharmaceuticals and Pfizer Inc. in the Düsseldorf Regional Court alleging Comirnaty’s infringement of two European patents, 3590949B1, or EP’949, and 3718565B1, or EP’565.
With respect to EP’565, on November 7, 2023, the Opposition Division of the EPO revoked EP’565 after a one-
day oral hearing held in the co-pending opposition proceeding, and on December 7, 2023, it issued the written decision revoking EP’565. On February 7, 2024, Moderna appealed the Opposition Division’s revocation decision on EP’565. An oral hearing on Moderna’s appeal was held on January 27, 2026, and at the conclusion of this hearing, the Technical Boards of Appeal affirmed the revocation of EP’565. With respect to EP’949, on
December 8, 2023, the Opposition Division issued a preliminary opinion noting that it believes EP’949 is likely invalid. As a result of those developments in the EPO proceedings, the Düsseldorf Regional Court postponed its hearing on infringement with respect to EP’949, originally scheduled for December 12, 2023, to January 21,
2025. On May 16, 2024, the EPO Opposition Division decided that EP’949 is valid, in amended form, and issued its written decision regarding the same on July 8, 2024. We appealed this decision, and the appeal is currently pending, with an oral hearing scheduled for September 2026. The Düsseldorf Regional Court held an infringement hearing on January 21, 2025, and on March 5, 2025, the Düsseldorf Regional Court issued a first-
instance decision declining to stay the infringement proceedings and finding infringement of EP’949 by us and
Pfizer. We and Pfizer have appealed the Düsseldorf Regional Court’s infringement decision, and the appeal is currently pending. The court has not ruled on the invalidity of EP’949, which will be decided in a next step by the
EPO in the opposition appeal proceedings. Moderna has not yet taken steps to enforce the Düsseldorf Regional
Court’s first-instance decision on infringement.
United Kingdom
In August 2022, Moderna filed a lawsuit asserting Comirnaty’s infringement of EP’949 and EP’565 against us and our wholly owned subsidiaries, BioNTech Manufacturing GmbH, BioNTech Europe GmbH and BioNTech
Manufacturing Marburg GmbH, and Pfizer Limited, Pfizer Manufacturing Belgium NV and Pfizer Inc. in the
Business and Property Courts of England and Wales, in the UK High Court. In September 2022, we and Pfizer
filed a revocation action in the Business and Property Courts of England and Wales requesting revocation of
EP’949 and EP’565.
The UK High Court held a trial between April 22, 2024, and May 21, 2024. On July 2, 2024, the UK High Court
released two judgments. The first judgment concerns the validity of EP’949 and EP’565. In this first judgment, the UK High Court found that EP’565 is invalid and therefore not infringed, while EP’949 is valid and infringed.
The second judgment concerns whether Moderna’s October 2020 commitment not to “enforce [its] COVID-19 related patents against those making vaccines intended to combat the pandemic,” or the Patent Pledge, amounted to a consent under UK law to carry out any acts that would otherwise amount to patent infringement.
With respect to this judgment, the UK High Court found that Moderna’s Patent Pledge amounted to consent to carry out activities that might otherwise infringe its patents prior to March 2022, but not after March 2022.
The UK High Court held a hearing on September 25, 2024, during which the Court granted Pfizer and BioNTech permission to appeal its judgment regarding the validity of EP’949, and declined Moderna’s permission to appeal its judgment regarding validity of EP’565. On October 16, 2024, Moderna sought permission from the UK
Appeals Court to appeal the EP’565 judgment. On November 11, 2024, the UK Appeals Court denied Moderna’s application to appeal; accordingly, the UK designation of EP’565 is finally revoked with no further opportunity to appeal in UK. No party sought permission to appeal the UK High Court’s judgment on the patent pledge.
The UK Court of Appeal held an oral hearing on the appeal of EP’949 on July 10-11, 2025. On August 1, 2025, the UK Court of Appeal issued a judgment agreeing with the UK High Court that EP ‘949 is valid, and dismissed our appeal.  We applied for permission to appeal this decision to the UK Supreme Court, and on December 8,
2025, the UK Supreme Court denied permission to appeal. Accordingly, the UK designation of EP ‘949 is valid and infringed.  However, Moderna has not yet taken steps to enforce this final judgment on infringement.
Additionally, EP ‘949 is currently subject to opposition proceedings at the EPO. The Opposition Division initially issued a preliminary opinion noting that EP ‘949 is invalid, but in May 2024, issued a first-instance decision finding EP ‘949 valid. BioNTech and Pfizer appealed this first-instance decision, which is currently pending. The oral hearing in this appeal is scheduled for September 2026.
United States
U.S. District Court Litigation
In August 2022, Moderna filed a lawsuit in the U.S. District Court for the District of Massachusetts against us and our wholly owned subsidiaries BioNTech Manufacturing GmbH and BioNTech US Inc. and Pfizer Inc. alleging
Comirnaty’s infringement of U.S. Patent Nos. 10,898,574; 10,702,600 and 10,933,127 and seeking monetary relief. On April 12, 2024, the U.S. District Court for the District of Massachusetts stayed the litigation pending resolution of the inter partes review of U.S. Patent Nos. 10,702,600 and 10,933,127.
Inter Partes Review
In August 2023, Pfizer and we filed petitions seeking inter partes review of U.S. Patent Nos. 10,702,600 and
10,933,127 before the United States Patent Trial and Appeal Board, or the PTAB. On March 6, 2024, the PTAB
issued decisions instituting inter partes review proceedings on all challenged claims of U.S. Patent Nos.
10,702,600 and 10,933,127. An oral hearing on the merits occurred on December 10, 2024. On March 5, 2025, the PTAB found all challenged claims of Moderna’s U.S. Patent Nos. 10,933,127 and 10,702,600 to be
unpatentable and thus invalid. Moderna appealed this decision on May 6, 2025.
Netherlands
In September 2022, Moderna filed a lawsuit against us and our wholly owned subsidiary BioNTech
Manufacturing GmbH and Pfizer B.V., Pfizer Export B.V., C.P. Pharmaceuticals International C.V. and Pfizer Inc.
in the District Court of The Hague alleging Comirnaty’s infringement of EP’949 and EP’565. The District Court of the Hague held a hearing on October 6, 2023, on infringement and validity with respect to EP’949. On December
6, 2023, the Court found EP’949 to be invalid. On March 5, 2024, Moderna appealed this decision, and the appeal is pending. A hearing on the EP’949 appeal has been set for September 22, 2025, with a decision expected on or around March 31, 2026. The EP’565 case has been stayed pending the outcome of Moderna’s appeal of the Opposition Division’s revocation of EP’565.
Ireland
In May 2023, Moderna filed a lawsuit against us and our wholly owned subsidiary BioNTech Manufacturing
GmbH, Pfizer Inc., Pfizer Healthcare Ireland, Pfizer Ireland Pharmaceuticals, and C.P. Pharmaceuticals
International C.V. alleging Comirnaty’s infringement of EP’949 and EP’565 in the High Court of Ireland. On
February 26, 2024, the High Court of Ireland stayed the lawsuit pending the final determination of the EPO opposition proceedings for EP’949 and EP’565 (in each case including any appeals).
Belgium
In May 2023, Moderna filed a lawsuit against us, our wholly owned subsidiary BioNTech Manufacturing GmbH,
Pfizer Inc. and Pfizer Manufacturing Belgium alleging Comirnaty’s infringement of EP’949 and EP’565 in the
Brussels Dutch-speaking Enterprise Court. On May 29, 2024, the parties filed a joint request to stay the proceedings, which was entered by the Enterprise Court.
All of the above proceedings are currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the proceedings mentioned above. However, our analysis of Moderna’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
Arbutus and Genevant Proceedings
In April 2023, Arbutus Biopharma Corp., or Arbutus, and Genevant Sciences GmbH, or Genevant, filed a lawsuit against Pfizer and us in the U.S. District Court for the District of New Jersey alleging that Pfizer and we have infringed the following patents owned by Arbutus: U.S. Patent Nos. 9,504,651; 8,492,359; 11,141,378;
11,298,320; and 11,318,098, through the use of Genevant’s lipid nanoparticle technology and methods for producing such lipids in Comirnaty, and seeking monetary relief. This proceeding is currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the lawsuit mentioned above. However, our analysis of Arbutus and Genevant’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
GlaxoSmithKline Proceedings
In April 2024, GlaxoSmithKline Biologicals SA and GlaxoSmithKline LLC, or GSK, filed a lawsuit against Pfizer and us and our wholly owned subsidiaries BioNTech Manufacturing GmbH and BioNTech US Inc. in the U.S.
District Court for the District of Delaware alleging that the cationic lipid used in Comirnaty infringes U.S. Patent
Nos. 11,638,693; 11,638,694; 11,666,534; 11,766,401; and 11,786,467; and seeking monetary relief. On August
14, 2024, GSK filed an amended complaint to assert infringement of three additional patents, U.S. Patent Nos.
11,759,422; 11,655,475; and 11,851,660. A trial is scheduled to occur in June 2027. This proceeding is currently pending.
Ireland
In July 2025, GlaxoSmithKline Biologicals SA filed a lawsuit against our wholly owned subsidiary BioNTech
Manufacturing GmbH, Pfizer Ireland Pharmaceuticals Unlimited Company, and Pfizer Healthcare Ireland
Unlimited Company, alleging Comirnaty’s infringement of European Patent Nos. 2,590,626, 4,066,856, and
4,226,941 in the High Court of Ireland. This proceeding is currently pending.
Unified Patent Court
In July 2025, GlaxoSmithKline Biologicals SA filed two lawsuits against BioNTech SE, BioNTech Europe GmbH,
BioNTech Manufacturing GmbH, and BioNTech Manufacturing Marburg GmbH, as well as 26 Pfizer entities, in the Unified Patent Court (Hague Division). In the first lawsuit, GSK alleges Comirnaty’s infringement of European
Patent No. 2,590,626 (“EP 626”), and in the second lawsuit, GSK alleges Comirnaty’s infringement of European
Patent Nos. 4,066,856 (“EP 856”) and 4,226,941 (“EP 941”). Oral hearings wherein the UPC will hear the parties’
arguments regarding infringement and invalidity of EP 626, EP 856, and EP 941 have been scheduled for
September/October 2026. This proceeding is currently pending.
United Kingdom
In September 2025, we and Pfizer filed a revocation action against GlaxoSmithKline Biologics S.A. in the
Business and Property Courts of England and Wales, in the U.K. High Court, requesting revocation of European
Patent Nos. 2,590,626, 4,066,856, and 4,226,941. On October 7, 2025, GSK filed a defense and counterclaim for infringement against BioNTech SE and BioNTech Manufacturing GmbH, alleging Comirnaty’s infringement of
European Patent Nos. 2,590,626, 4,066,856, and 4,226,941. A trial has been scheduled for February 2027. This proceeding is currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the lawsuit mentioned above. However, our analysis of GlaxoSmithKline’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
Promosome Proceedings
In January 2025, Promosome LLC, or Promosome, filed a lawsuit against us and Pfizer in the Unified Patent
Court, or UPC, Munich Division, alleging that Comirnaty infringes EP 2 401 365 and seeking monetary relief. An oral hearing wherein the UPC will hear the parties’ arguments regarding infringement and invalidity has been scheduled for May 12-13, 2026.  This proceeding is currently pending.
We believe we have strong defenses against the allegations claimed relative to the patent and intend to vigorously defend ourselves in the lawsuit mentioned above. However, our analysis of Promosome’s claim is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, this matter constitute a contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liability.
CureVac Proceedings
Although the CureVac proceedings no longer qualify as contingent liabilities in accordance with IAS 37 as of
December 31, 2025, we summarize below the current status of the CureVac proceedings to enhance comparability with our prior-year disclosure.
Infringement Proceedings – EP’122, DE’961, DE’974, DE’575, and EP’668
In July 2022, CureVac AG, or CureVac, filed a lawsuit against us and our wholly owned subsidiaries, BioNTech
Manufacturing GmbH and BioNTech Manufacturing Marburg GmbH, in the Düsseldorf Regional Court, alleging
Comirnaty’s infringement of one European patent, EP1857122B1, or EP’122, and three Utility Models
DE202015009961U1, DE202015009974U1, and DE202021003575U1. In August 2022, CureVac added
European Patent EP3708668B1, or EP’668, to its German lawsuit.
On August 15, 2023, the Düsseldorf Regional Court held a hearing on infringement with respect to all five IP rights. At the hearing, the Court stated it would render its infringement ruling with respect to EP’122 on
December 28, 2023. On September 28, 2023, the Court issued orders suspending its infringement rulings with respect to the remaining four IP rights (DE’961, DE’974, DE’575, and EP’668) pending validity decisions in the
DE’961, DE’974, and DE’575 cancellation proceedings before the German Patent and Trademark Office and in the EP’668 opposition proceedings before the Opposition Division of the European Patent Office, or the EPO. In
the September 28th orders, the Court explained that it was suspending its infringement rulings until validity decisions are reached, while contemporaneously noting concerns regarding the validity of DE’961, DE’974,
DE’575, and EP’668. After EP’122 was declared invalid in the first-instance nullity proceedings by the Federal
Patent Court on December 19, 2023 (see below), on December 27, 2023, the Düsseldorf Regional Court canceled the December 28, 2023 decision date and stayed the infringement proceedings as to EP’122 until a final appellate decision is rendered as to the validity of EP’122 by the Federal Court of Justice. On June 7, 2024,
CureVac waived DE’575 and withdrew this utility model from the infringement proceedings.
On July 1, 2024, the EPO Opposition Division issued a preliminary opinion noting that it believes EP’668 is likely invalid. The EPO Opposition Division held an oral hearing regarding the validity of EP’668 between March 25-27,
2025. At the conclusion of this hearing, the Opposition Division upheld EP’668 in amended form, but only after finding that the alleged technical effect – increased protein expression – was not achieved across the broad scope of the amended claim. The written decision by the Opposition Division to uphold EP’668 in amended form was issued on July 11, 2025, and we and Pfizer appealed this written decision. An oral hearing with respect to infringement of EP’668 was scheduled by the Düsseldorf Regional Court for July 1, 2025, but it was rescheduled for January 27, 2026. On July 3, 2025, GlaxoSmithKline Biologicals SA filed a request seeking to intervene in the
EP’668 infringement proceedings. This request to intervene was to be heard at the January 27, 2026 hearing.
On December 15, 2025, we completed our acquisition of CureVac. On December 19, 2025, CureVac withdrew its claims of infringement with respect to EP ‘122, DE ‘961, DE ‘974, and EP ‘668. As a result of CureVac’s withdrawal of its claims of infringement, the January 27, 2026 hearing is cancelled and these infringement cases have been dismissed.
Infringement Proceedings – EP’755, DE’123, and DE’130
In July 2023, CureVac SE filed a second lawsuit against us and our wholly owned subsidiaries, BioNTech
Manufacturing GmbH and BioNTech Manufacturing Marburg GmbH, in the Düsseldorf Regional Court, alleging
Comirnaty’s infringement of one European patent, EP4023755B1, or EP’755, and two Utility Models
DE202021004123U1, and DE202021004130U1. On June 7, 2024, CureVac waived DE’123 and withdrew this utility model from the infringement proceedings. The Court has stayed the infringement proceedings with respect to DE’130 pending a validity decision in the co-pending cancellation proceeding before the German Patent and
Trademark Office. On July 24, 2024, the EPO Opposition Division issued a preliminary opinion noting that it believes EP’755 is likely invalid, and held a three-day oral hearing beginning on May 13, 2025. At the conclusion of the hearing, the EPO Opposition Division upheld EP’755 in amended form. We appealed the Opposition
Division’s written decision upon its issuance. A hearing on infringement with respect to EP’755 was to occur in the Düsseldorf Regional Court on July 1, 2025, but this was rescheduled to January 27, 2026. On July 3, 2025,
GlaxoSmithKline Biologicals SA filed a request to intervene in the EP’755 infringement proceedings. This request to intervene was to be heard at the January 27, 2026 hearing. On December 15, 2025, we completed our acquisition of CureVac. On December 19, 2025, CureVac withdrew its claims of infringement with respect to EP
‘755 and DE ‘130. As a result of CureVac’s withdrawal of its claims of infringement, the January 27, 2026 hearing has been cancelled and these infringement cases have been dismissed.
Nullity Proceedings – EP’122
In September 2022, we filed a nullity action in the Federal Patent Court of Germany seeking a declaration that
EP’122 is invalid. In April 2023, the Federal Patent Court of Germany issued a preliminary opinion in the EP’122 nullity action in support of the validity of EP’122. The preliminary opinion does not address any infringement of
EP’122. The preliminary opinion is a preliminary assessment by the court of the merits of a claim, and is non-
binding. On December 19, 2023, the Federal Patent Court held an oral hearing, after which it nullified EP’122.
On April 25, 2024, the Federal Patent Court issued a judgment containing its written reasons for nullifying
EP’122. On May 6, 2024, CureVac appealed the judgment, which is currently pending. On December 15, 2025, we completed our acquisition of CureVac. As of this date, CureVac became a wholly-owned subsidiary of
BioNTech. As a result, the parties to these proceedings are no longer adverse. An oral hearing on this appeal is scheduled for July 2026.
Cancellation Proceedings – DE’961, DE’974, and DE’575
In November 2022, we filed cancellation actions seeking the cancellation of the three German Utility Models in the German Patent and Trademark Office. On December 20, 2023, the German Patent and Trademark Office
issued a preliminary opinion that DE’974 is likely to be cancelled. On January 23, 2024, the German Patent and
Trademark Office issued a preliminary opinion that DE’961 is likely to be cancelled. Both preliminary opinions are based on invalidity pursuant to para. 1 (2) no. 5 Utility Model Act. On March 7, 2024, the German Patent and
Trademark Office issued a preliminary opinion that DE’575 is likely to be cancelled. On June 6, 2024, CureVac submitted a written statement to the German Patent and Trademark Office waiving DE’575. On June 12, 2024, we withdrew our request for cancellation of DE’575. On June 25 and 26, 2024, the German Patent and
Trademark Office heard oral arguments regarding DE’961 and DE’974, and at the conclusion of the hearing on
June 26, 2024, confirmed that both DE’961 and DE’974 were cancelled. In November 2024, the German Patent and Trademark Office issued its written decisions cancelling DE’961 and DE’974. CureVac has filed an appeal in both cancellation proceedings, which are currently pending.
Cancellation Proceedings– DE’123 and DE’130
In November 2023, we filed cancellation actions seeking the cancellation of German Utility Models DE’123 and
DE’130 in the German Patent and Trademark Office. On June 6, 2024, CureVac submitted a written statement to the German Patent and Trademark Office waiving DE’123. On June 12, 2024, we withdrew our request for cancellation of DE’123. On December 5, 2024, the German Patent and Trademark Office issued a preliminary opinion that DE’130 is likely to be cancelled. An oral hearing regarding the validity of DE’130 before the German
Patent and Trademark Office was scheduled for March 10, 2026, but a postponement has been requested. As a result, the March 10, 2026 hearing will not go forward.
Other Financial Commitments
The other financial commitments were as follows:

(in millions €)	December 31, 2025	December 31, 2024
Commitments under purchase agreements for property, plant and equipment	165.6	186.7
Contractual obligation to acquire intangible assets	851.2	1,193.1
Total	1,016.8	1,379.8
Contractual obligations to acquire intangible assets exist in connection with in-licensing and research and development collaborations. We have entered into obligations to make milestone payments once specific targets have been reached. Provided that all of the milestone events are achieved, we would be obligated to pay up to
€851.2 million as of December 31, 2025, (€1,193.1 million as of December 31, 2024) in connection with the acquisition of intangible assets. The amounts shown represent the maximum payments to be made, and it is unlikely that they will all fall due. We have excluded any milestone payments subject to in-licensing agreements with Biotheus as such payments are treated as intra-group transactions following the acquisition of Biotheus, which closed in January 2025. Commitments from the acquisition of Biotheus are disclosed under Note 5.
The amounts and the dates of the actual payments may both vary considerably from those stated in the table, since the achievement of the conditions for payment is possible but uncertain. Other financial obligations from possible future sales-based milestone and license payments were not included in the table above.
The expected maturities of payment obligations under purchase agreements for property, plant and equipment and contractual obligations to acquire intangible assets are as follows:

Year ended December 31, 2025

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Commitments under purchase agreements for property, plant and equipment	101.6	64.0	—	165.6
Contractual obligation to acquire intangible assets	114.5	396.3	340.4	851.2
Total	216.1	460.3	340.4	1,016.8
Other financial obligations were disclosed at nominal value.
The Group has lease contracts that have not yet commenced as at December 31, 2025. There are no lease payments for these non-cancellable lease contracts within one year. The future undiscounted lease payments for these non-cancellable lease contracts are €7.5 million within five years and €11.1 million thereafter.